Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Financial Assets	$ 344,892,278	$ 451,228,622
Current derivative financial assets	337,911,129	444,333,865
Liabilities:
Financial Liabilities	648,038,187	729,471,438
Debt [member]
Liabilities:
Financial Liabilities	488,558,030	620,782,705
Financial instruments, class [member]
Assets:
Financial Assets	2,602,680	10,130,806
Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	88,428,111	117,703,202
Pension plan assets [member]
Assets:
Financial Assets	208,526,619	218,327,182
Derivative Financial Instruments [Member]
Liabilities:
Financial Liabilities	25,331,346	10,034,508
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	134,148,811	98,654,225
Revalued Of Assets [Member]
Assets:
Financial Assets	38,353,719	98,172,675
Debt Instruments At Fair Value Through OCI [Member]
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	6,981,149	6,894,757
Level 1 [member]
Assets:
Financial Assets	281,257,799	313,836,780
Current derivative financial assets	281,257,799	313,836,780
Liabilities:
Financial Liabilities	505,858,206	539,314,390
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	371,709,395	440,660,165
Level 1 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	88,428,111	117,688,176
Level 1 [member] | Pension plan assets [member]
Assets:
Financial Assets	192,829,688	196,148,604
Level 1 [member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	134,148,811	98,654,225
Level 2 [member]
Assets:
Financial Assets	25,241,490	39,164,727
Current derivative financial assets	18,260,341	32,269,970
Liabilities:
Financial Liabilities	142,179,981	190,157,048
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	116,848,635	180,122,540
Level 2 [member] | Financial instruments, class [member]
Assets:
Financial Assets	2,602,680	10,130,806
Level 2 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets		15,026
Level 2 [member] | Pension plan assets [member]
Assets:
Financial Assets	15,657,661	22,124,138
Level 2 [member] | Derivative Financial Instruments [Member]
Liabilities:
Financial Liabilities	25,331,346	10,034,508
Level 2 [member] | Debt Instruments At Fair Value Through OCI [Member]
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	6,981,149	6,894,757
Level 3 [member]
Assets:
Financial Assets	38,392,989	98,227,115
Current derivative financial assets	38,392,989	98,227,115
Level 3 [member] | Pension plan assets [member]
Assets:
Financial Assets	39,270	54,440
Level 3 [member] | Revalued Of Assets [Member]
Assets:
Financial Assets	$ 38,353,719	$ 98,172,675